Borrowings (Schedule of FHLB Advances, Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances, Activity for Year
Maximum outstanding at any month end	$ 5,665	$ 3,557	$ 3,541
Average outstanding balance	4,590	2,833	1,811
Average remaining borrowing capacity	$ 1,195	$ 1,137	$ 1,611
Weighted average interest rate (percent)	1.30%	1.16%	1.00%